ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounts Receivable [Abstract]
Accounts Receivable Disclosure [Text Block]
8.	ACCOUNTS RECEIVABLE

The Company has performed an analysis on all of its accounts receivable and determined that all amounts are collectible by the Company. As such, all accounts receivable are reflected as a current asset and no allowance for bad debt has been recorded as of September 30, 2014 and December 31, 2013. Bad debts written off for the three months ended and the nine months ended September 30, 2014 and 2013 are $0.

Aging analysis of accounts receivable is as follows:

	September 30, 2014	December 31, 2013

0 - 30 days	$64,914,582	$20,864,404
31 - 90 days	30,367,458	28,960,582
91 - 120 days	16,046,506	23,941,294
over 120 days and less than 1 year	11,445,335	8,291,662
over 1 year	-	-
	$122,773,881	$82,057,942

9. ACCOUNTS RECEIVABLE

The Company has performed an analysis on all of its accounts receivable and determined that all amounts are collectible by the Company. As such, all accounts receivable are reflected as a current asset and no allowance for bad debt has been recorded as of December 31, 2013 and 2012. Bad debts written off for the years ended December 31, 2013 and 2012 are $0.

Aging analysis of accounts receivable is as follows:

	2013	2012

0 - 30 days	$20,864,404	$10,813,981
31 - 90 days	28,960,582	27,784,784
91 - 120 days	23,941,294	6,866,842
over 120 days and less than 1 year	8,291,662	7,482,743
over 1 year	-	-
	$82,057,942	$52,948,350